Convertible Secured Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Secured Notes Payable [Abstract]
Schedule of convertible secured promissory notes payable

	Secured Notes	Debt Discount	Net Total
Original Value - April 16, 2014	$4,575,000	$(3,236,000)	$1,339,000
Amortization of debt discount	-	540,000	540,000
Capitalization of Interest Payable	2,000	-	2,000
Conversion and redemption of secured Notes Payable	(4,577,000)	2,696,000	(1,881,000)
Ending balance – December 31, 2014	$-	$-	$-

Schedule of changes in financial statements

Increase (decrease)
Operating Cash	$405,000
Restricted Cash	$(2,288,000)
Convertible Note	$(4,575,000)
Discount on convertible note	$(2,515,000)
Derivative liabilities	$(104,000)
Common stock	$1,000
Paid in capital	$2,710,000

Outstanding shares	13,555,000

Summary of assumptions
2014
Annual dividend yield	-
Expected life (years)	1.25-5.0
Risk-free interest rate	0.04%-0.96%
Expected volatility	47%-151%

Summary of derivative liabilities

	Warrants Liability	Embedded Note Conversion Feature	Total
Original Value - April 16, 2014	$1,250,000	$828,000	$2,078,000
Adjustment to fair value, Conversion Feature, August 14, 2014	-	(827,000)	(827,000)
Conversion of convertible secured notes	-	(1,000)	(1,000)
Adjustment to fair value, Warrants	(848,000)	-	(848,000)
Ending balance – December 31, 2014	$402,000	$-	$402,000